UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00818

PHENIXFIN CORPORATION

(Name of Registrant)

445 Park Avenue, 10th Floor

New York, NY 10022

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of PhenixFIN Corporation (the “Company”) to be redeemed:

6.125% Notes due 2023 (CUSIP: 71742W 202) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on December 16, 2021.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of February 7, 2012 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 101(h) of the Second Supplemental Indenture, dated as of March 18, 2013, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $55,325,000 in aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of November, 2021.

PHENIXFIN CORPORATION

By:	/s/ David Lorber
Name:	David Lorber
Title:	Chairman and Chief Executive Officer